Income Taxes - Reform of International Taxation Rules (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Corporate income tax rate	15.00%	15.00%	15.00%	15.00%
Multinational enterprises revenue in future	€ 750